Stockholders' Equity (Deficit) - Additional Information (Details)			3 Months Ended	12 Months Ended
	Feb. 04, 2022 shares	Feb. 03, 2022 shares	Mar. 31, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares	Feb. 28, 2022 shares	Dec. 31, 2020 $ / shares shares
Class Of Stock [Line Items]
Common stock, shares authorized			350,000,000	350,000,000		350,000,000
Common stock, par value | $ / shares			$ 0.0001	$ 0.0001		$ 0.0001
Common stock, voting rights			one vote per share	one vote per share
Common stock, shares issued			73,041,156	39,913,100		38,654,855
Common stock, shares outstanding			73,041,156	39,913,100		38,654,855
Preferred stock, shares authorized			1,000,000	1,000,000
Preferred stock, par value | $ / shares			$ 0.0001	$ 0.0001
Preferred stock, shares outstanding			0
Purchase price of warrants | $ / shares			$ 11.5
RSUs vested not yet been settled and issued			1,800,000
Conversion of outstanding preferred stock to shares of common stock	32,900,000
Warrants outstanding	15,516,639	15,516,667	15,516,639
Each warrant entitles to purchase number of shares			1
Warrants expiration date			Feb. 04, 2027
Common Stock [Member]
Class Of Stock [Line Items]
Exercise of Legacy Fast Radius warrants, shares	2,200,000		2,240,000	(32,900,000)
Common Stock [Member] | Legacy Fast Radius Warrants Member
Class Of Stock [Line Items]
Exercise of Legacy Fast Radius warrants, shares		1,100,000		16,000,000
Public Warrants [Member]
Class Of Stock [Line Items]
Warrants outstanding		8,625,000	8,624,972		8,624,972
Private Warrants [Member]
Class Of Stock [Line Items]
Warrants outstanding		6,891,667	6,891,667		6,891,667
Legacy Fast Radius Preferred and Common Stock Conversion [Member]
Class Of Stock [Line Items]
Share conversion ratio			2.056	2.056
Conversion of outstanding preferred stock to shares of common stock		16,000,000